INCOME TAXES (Reconciliation of Tax Computed Applying Statutory Income Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
(Loss) income before income tax	$ (7,008)	$ (25,384)	$ (79,421)
Income tax computed at applicable tax rates	(1,472)	(5,331)	(16,678)
Effect of different tax rates in different jurisdictions	813	2,790	3,649
Non-deductible expenses	322	2,099	5,088
Change in valuation allowance	337	671	8,335
Research and development super-deduction		(229)	(394)
Income tax expense (benefit)	$ 0	$ 0	$ 0